Investments in Joint Ventures and Associates - Summary of Financial Statements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Associates	£ 22	£ 25
Total	22	25
Associates	1	1
Total	£ 1	£ 1